Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Individual provisions	$ (226,043)		$ (20,611)	$ (2,608)
Group provisions	(367,474)		(362,619)	(310,492)
Provisions established net	(593,517)		(383,230)	(313,100)
Individual provisions	4,652		3,654	2,423
Group provisions				327
Provisions released net	4,652		3,654	2,750
Recovery of written-off assets	41,759		47,975	60,579
Provisions net allowances for credit risk	(547,106)	$ (768,515)	(331,601)	(249,771)
Loans and advance to banks [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Individual provisions	(348)			(240)
Provisions established net	(348)			(240)
Individual provisions			902
Provisions released net			902
Provisions net allowances for credit risk	(348)		902	(240)
Contingent loan risks [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Individual provisions	(18,084)			(2,368)
Group provisions	(55,126)		(2,707)
Provisions established net	(73,210)		(2,707)	(2,368)
Individual provisions			2,752
Group provisions				327
Provisions released net			2,752	327
Provisions net allowances for credit risk	(73,210)		45	(2,041)
Commercial loans [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Individual provisions	(207,611)		(17,143)
Group provisions	(88,278)		(64,492)	(61,702)
Provisions established net	(295,889)		(81,635)	(61,702)
Individual provisions				871
Provisions released net				871
Recovery of written-off assets	8,599		12,253	13,579
Provisions net allowances for credit risk	(287,290)		(69,382)	(47,252)
Mortgage loans [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Group provisions	(4,607)		(17,168)	(7,546)
Provisions established net	(4,607)		(17,168)	(7,546)
Recovery of written-off assets	3,377		5,114	4,572
Provisions net allowances for credit risk	(1,230)		(12,054)	(2,974)
Consumer loans [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Group provisions	(219,463)		(278,252)	(241,244)
Provisions established net	(219,463)		(278,252)	(241,244)
Recovery of written-off assets	29,783		30,608	42,428
Provisions net allowances for credit risk	(189,680)		(247,644)	(198,816)
Subtotal [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Individual provisions	(207,611)		(17,143)
Group provisions	(312,348)		(359,912)	(310,492)
Provisions established net	(519,959)		(377,055)	(310,492)
Individual provisions				871
Provisions released net				871
Recovery of written-off assets	41,759		47,975	60,579
Provisions net allowances for credit risk	(478,200)		(329,080)	(249,042)
Debt instruments at fair value through OCI [member]
Provisions for Expected Credit Losses (Details) - Schedule of changes in provisions for loan losses [Line Items]
Individual provisions			(3,468)
Provisions established net			(3,468)
Individual provisions	4,652			1,552
Provisions released net	4,652			1,552
Provisions net allowances for credit risk	$ 4,652		$ (3,468)	$ 1,552